14. Long Term Financial Assets	12 Months Ended
Dec. 31, 2020
Long term financial assets
Long term financial assets

14.        Long term financial assets

The Company holds preferred shares in Amphivena recognized at their fair value of €2.9 million (2019: €3.2 million) and common shares in Roivant Sciences Ltd at their fair value of €17.1 million. The Company recognized losses from the change in fair values of €0.2 million in other comprehensive income in 2020 (2019: €0.6 million).